Consolidated Balance Sheets - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets.
Cash and cash equivalents	CAD 2,672.0	CAD 3,016.0
Accounts receivable	3,281.0	3,182.0
Inventories	3,468.0	3,240.0
Income taxes receivable	156.0	376.0
Assets held for sale		1,205.0
Total current assets	9,577.0	11,019.0
Non current assets, goodwill and intangible assets
Property, plant and equipment, net	73,493.0	71,259.0
Exploration and evaluation	2,052.0	2,038.0
Other assets	1,211.0	1,248.0
Goodwill and other intangible assets	3,061.0	3,075.0
Deferred income taxes	100.0	63.0
Total assets	89,494.0	88,702.0
Current liabilities.
Short-term debt	2,136.0	1,273.0
Current portion of long-term debt	71.0	54.0
Accounts payable and accrued liabilities	6,203.0	5,588.0
Current portion of provisions	722.0	781.0
Income taxes payable	425.0	224.0
Liabilities associated with assets held for sale		197.0
Total current liabilities	9,557.0	8,117.0
Long-term Debt	13,372.0	16,103.0
Other long-term liabilities	2,412.0	2,067.0
Provisions	7,237.0	6,542.0
Deferred income taxes	11,533.0	11,243.0
Equity	45,383.0	44,630.0
Total liabilities and shareholders' equity	CAD 89,494.0	CAD 88,702.0